Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 8,622	$ 6,716
Less: allowance for doubtful accounts	(1,342)	(1,191)
Accounts receivable, net	$ 7,280	$ 5,525